Share Capital	12 Months Ended
Aug. 31, 2018
Equity [Abstract]
Share Capital
14.	SHARE CAPITAL

Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 20 votes. Class B Ordinary Shares are convertible at any time by the holder thereof into Class A ordinary shares on a one-for-one basis.

The Company was incorporated in December 16, 2016. As of the incorporation date, the total issued share capital of the Company is USD 0.0001 consisting of 10 ordinary shares with a par value of USD 0.00001 and total authorized share capital is USD 50 divided into 5,000,000,000 shares. In February 2017, the Company issued additional 99,999,990 shares to exchange 100% equity interest of Impetus. After the Company’s share increment, the total outstanding share of the Company was 100,000,000 shares, among that, 72.6%, 20% and 7.4% of its shares are held by Ms. M, Ms. H and Mr. He, the chief executive officer of the Group, respectively, and each shareholder maintain individual ownership interests in the Group prior to the Reorganization.

The Company has completed its share split on April 26, 2017 on a 10-for-1 basis, which resulted in an increase in the number of shares issued and outstanding from 500,000,000 to 5,000,000,000 shares and 10,000,000 to 100,000,000 shares, respectively, after the effect of share split. All references to shares and per share amounts in the accompanying financial statements have been retrospectively restated to reflect the aforementioned share split.

The shares information relating to a total of 92.6% of 100,000,000 Class B ordinary shares (i.e. 92,590,000 shares) issued by the Company to the Yang’s Family in exchange for their ownership of the entities that had been under the control of the Yang’s Family for the entire period presented, was presented as if the Reorganization occurred at the beginning of the first period presented. The total of 7.4% of 100,000,000 Class B ordinary shares issued by the Company to Mr. He was presented as addition of shares in January 2016 as part of the consideration of the acquisition of Impetus (i.e. 3,844,870 shares) and its compensation for acting as CEO of the Group after the acquisition (i.e. 3,565,130 shares) (see Note 3).

Upon the IPO in May 2017 and exercise of the green shoes options in June 2017, the Company issued 15,000,000 and 2,250,000 Class A ordinary shares, respectively.

The Company completed a follow-on public offering of ADSs priced at US$19.00 per ADS on March 5, 2018. The Company issued and sold 10,000,000 ADSs, each representing one Class A ordinary share of the Company.

In April 2018, the Board of Directors approved a stock repurchase program (the “2018 Repurchase Program”) which authorized the repurchase of up to US$100,000 of the Company’s common stock. Under the 2018 Repurchase Program, shares repurchased under the 2018 Repurchase Program totaled 1,207,465 shares at a cost of US$16,822, all of which was repurchased during the year ended August 31, 2018. Shares repurchased in September, October, November and December 2018 until the date of the issuance of the financial statements totaled 810,622 shares, 916,678 shares, 171,666 shares, and 223,751 shares, respectively, at a cost of US$9,604, US$9,904, US$1,972, and US$2,447 respectively. In November 2018, the Board of Directors approved to cancel and retire a total of 3,009,655 of these repurchased shares.